Deferred Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Revenue
30	DEFERRED REVENUE

Deferred revenue primarily includes prepaid service fees received from customers and unredeemed point rewards.

	2018	2017
	Million	Million

As of January 1 (As previously reported)	88,170	86,464
Changes in accounting policy - IFRS 15	(385)	—

As of January 1 (As restated)
- Current portion	84,897	84,289
- Non-current portion	2,888	2,175
Additions during the year	299,383	352,011
Recognized in the consolidated statements of comprehensive income	(319,102)	(350,305)

As of December 31	68,066	88,170
Less: Current portion	(63,185)	(85,282)

Non-current portion	4,881	2,888